Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Distributions	Accumulated Deficit
Common stock at beginning of period (in shares) at Dec. 31, 2018		366,654
Common stock at beginning of period at Dec. 31, 2018	$ 3,565,691	$ 3,667	$ 3,662,233	$ 0	$ (100,209)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		8,485,105
Issuance of common stock	$ 84,396,567	$ 84,851	84,311,716
Common stock repurchases (in shares)	0
Distributions to investors	$ (2,369,592)			(2,369,592)
Net loss	$ (3,296,194)				(3,296,194)
Common stock at end of period (in shares) at Dec. 31, 2019	8,851,759	8,851,759
Common stock at end of period at Dec. 31, 2019	$ 82,296,472	$ 88,518	87,973,949	(2,369,592)	(3,396,403)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		3,411,837
Issuance of common stock	33,934,256	$ 34,118	33,900,138
Common stock repurchases (in shares)		(31,307)
Common stock repurchases	(268,613)	$ (313)	(268,300)
Share based compensation	71,000		71,000
Distributions to investors	(5,398,050)			(5,398,050)
Net loss	$ (8,551,339)				(8,551,339)
Common stock at end of period (in shares) at Dec. 31, 2020	12,232,289	12,232,289
Common stock at end of period at Dec. 31, 2020	$ 102,083,726	$ 122,323	$ 121,676,787	$ (7,767,642)	$ (11,947,742)